UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                   8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                     Maxim MFS(R) Small-Cap Growth Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim MFS(R) Small-Cap Growth Portfolio

For the year ended December 31, 2003, the portfolio provided a total return of 30.95%. This return compares with a return of 47.25% over the same period for the series' benchmark, the Russell 2000 Index. The stock market recovery in 2003 began as the war was ending in Iraq, and the ensuing market rally was fueled by improvements in company fundamentals and an easing of concerns about corporate misdeeds. The equity market rally was led by relatively low-quality companies with substantial debt, low profit margins, and/or second- and third-tier competitive positioning. Most of those stocks did not fit the fund's strategy of investing in firms that have strong long-term business fundamentals. While sticking with our strategy hurt performance over the period, we believe that investing in stocks with superior business models and conservative balance sheets is the best way to create long-term value for our shareholders. In the second half of 2003, Financial Services was the most significant contributor to portfolio performance, fueled by our investments in brokers and asset managers, such as Friedman Billings and Ramsey, and our avoidance of most banks during the period. Our gains in Technology trailed those of the benchmark, largely due to disappointing returns among software holdings such as Intervideo, a DVD software provider, and Kronos, a leader in labor management software. Despite the overall underperformance in Technology, semiconductor stocks PMC-Sierra and Cypress topped the list of individual stock contributors during the period. Our Health Care holdings detracted from performance on a relative basis because of disappointing returns from health care service stocks including pharmacy benefit manager Caremark and best practices research firm The Advisory Board. Effective July 1, 2003, the portfolio's sub-adviser changed from INVESCO Funds Group, Inc. to Massachusetts Financial Services Company (MFS). Although the portfolio's investment objectives did not change, its name changed in accordance with the change in sub-adviser.

              Maxim MFS(R) Small-Cap         Russell 2000 Index
               Growth Portfolio

12/31/1994             10084                       9850
12/31/1995             13289.7                    12651.34
12/31/1996             16842.04                   14743.58
12/31/1997             19991.5                    18021.27
12/31/1998             23514.01                   17618.03
12/31/1999             42508.62                   21363.62
12/31/2000             37246.05                   20718.44
12/31/2001             28735.33                   21234.33
12/31/2002             19841.75                   16885.54
12/31/2003             25982.77                   24863.95


Maxim MFS(R) Small-Cap Growth Portfolio Total Return -
One Year:  30.95%

Five Year:  2.02%
Since Inception:  10.98%

Portfolio Inception:  11/1/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim MFS(R) Small-Cap Growth Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MFS(R) Small-Cap Growth (formerly known as INVESCO Small-Cap Growth) Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS(R) Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim MFS(R) Small-Cap Growth Portfolio (formerly known as Maxim INVESCO Small-Cap Growth Portfolio)

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:

     Investments in securities, market value  (1)                                    $    213,737,861
     Cash                                                                                      19,072
     Dividends receivable                                                                      42,499
     Subscriptions receivable                                                                 353,632
     Receivable for investments sold                                                           62,436
                                                                                       ---------------
                                                                                       ---------------

     Total assets                                                                         214,215,500
                                                                                       ---------------
                                                                                       ---------------

LIABILITIES:

     Due to investment adviser                                                                198,536
     Redemptions payable                                                                      325,284
     Payable for investments purchased                                                        250,244
                                                                                       ---------------
                                                                                       ---------------

     Total liabilities                                                                        774,064
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    213,441,436
                                                                                       ===============
                                                                                       ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $      1,405,435
     Additional paid-in capital                                                           255,158,102
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                         23,084,886
     Accumulated net realized loss on investments and options                             (66,206,987)
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    213,441,436
                                                                                       ===============
                                                                                       ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $          15.19
                                                                                       ===============
                                                                                       ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           14,054,346

(1)  Cost of investments in securities:                                              $    190,652,975

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                        $        119,841
     Dividends                                                                                688,057
     Foreign withholding tax                                                                   (4,435)
                                                                                       ---------------
                                                                                       ---------------

     Total income                                                                             803,463
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:

     Audit fees                                                                                12,330
     Bank and custodial fees                                                                   47,895
     Investment administration                                                                 76,628
     Management fees                                                                        1,538,050
     Other expenses                                                                            17,314
                                                                                       ---------------
                                                                                       ---------------

     Total expenses                                                                         1,692,217

     Less amount reimbursed by investment adviser                                              12,352
                                                                                       ---------------
                                                                                       ---------------

     Net expenses                                                                           1,679,865
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT LOSS                                                                          (876,402)
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments and options                                          18,869,877
     Change in net unrealized appreciation on investments                                  26,800,533
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                             65,707
                                                                                       ---------------
                                                                                       ---------------

     Net realized and unrealized gain on investments                                       45,736,117
                                                                                       ---------------
                                                                                       ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $     44,859,715
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                                              2003              2002
                                                                          --------------    -------------
                                                                          --------------    -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment loss                                                $      (876,402)  $     (889,995)
     Net realized gain (loss) on investments and options                     18,869,877      (33,900,507)
     Change in net unrealized appreciation (depreciation) on investments     26,800,533      (10,674,398)
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                               65,707
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase (decrease) in net assets resulting from operations         44,859,715      (45,464,900)
                                                                          --------------    -------------
                                                                          --------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                      102,435,535       65,805,295
     Redemptions of shares                                                  (61,479,076)     (48,465,741)
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase in net assets resulting from share transactions            40,956,459       17,339,554
                                                                          --------------    -------------
                                                                          --------------    -------------

     Total increase (decrease) in net assets                                 85,816,174      (28,125,346)

NET ASSETS:
     Beginning of period                                                    127,625,262      155,750,608
                                                                          --------------    -------------
                                                                          --------------    -------------

     End of period (1)                                                  $   213,441,436   $  127,625,262
                                                                          ==============    =============
                                                                          ==============    =============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                     7,609,986        5,306,216
     Redeemed                                                                (4,562,158)      (3,571,080)
                                                                          --------------    -------------
                                                                          --------------    -------------

     Net increase                                                             3,047,828        1,735,136
                                                                          ==============    =============
                                                                          ==============    =============

(1) Including undistributed net investment loss                         $                 $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $      11.60       16.80  $     21.77 $      28.35 $     18.51

Income from Investment Operations

Net investment income (loss)                                                        0.08       (0.04)
Net realized and unrealized gain (loss)       3.59       (5.20)       (4.97)       (3.14)      14.27
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From
    Investment Operations                     3.59       (5.20)       (4.97)       (3.06)      14.23
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net realized gains                                                            (3.52)      (4.39)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                           0.00        0.00         0.00        (3.52)      (4.39)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      15.19       11.60  $     16.80 $      21.77 $     28.35
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                30.95%     (30.95%)     (22.85%)     (12.38%)     80.78%

Net Assets, End of Period ($000)      $    213,441     127,625  $   155,751 $    210,747 $   181,229

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                   1.05%       1.08%        1.07%        1.03%       1.09%
    - After Reimbursement #                  1.04%       1.06%        1.06%        1.03%       1.07%

Ratio of Net Investment Loss to
    Average Net Assets:

    - Before Reimbursement                  (0.55%)     (0.74%)      (0.55%)      (0.39%)     (0.36%)
    - After Reimbursement #                 (0.54%)     (0.72%)      (0.54%)      (0.39%)     (0.34%)

Portfolio Turnover Rate                    174.65%     109.01%       99.01%      132.39%     223.65%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective July 1, 2003, the Maxim INVESCO Small-Cap Growth Portfolio's name changed to Maxim MFS(R) Small-Cap Growth Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Options

      The Portfolio may buy or write put and call options on portfolio securities for hedging purposes or as a substitute for an investment. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. Gains and losses are reported in the Statement of Operations.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.


      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $305,080,484 and $263,586,785, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $192,550,761. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $29,132,017 and gross depreciation of securities in which there was an excess of tax cost over value of $7,944,917, resulting in net appreciation of $21,187,100.

5. DISTRIBUTIONS TO SHAREHOLDERS

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                     0

     Undistributed capital gains                                       0

                                                             ------------
                                                             ------------
     Net accumulated earnings                                          0

                                                             ------------
                                                             ------------

     Net unrealized appreciation on investments               21,187,100

     Capital loss carryforwards                              (64,309,201)

     Post-October losses                                               0
                                                             ------------
                                                             ------------
     Total accumulated loss on investments                   (43,122,101)
                                                             ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $876,402 from paid-in capital to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $29,907,210 and $34,401,991, which expire in the years 2009 and 2010, respectively. For the year ended December 31, 2003, the Portfolio utilized $15,577,915 of capital loss carryforwards.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. OPTIONS

      Written option activity for the year ended December 31, 2003, was as follows:

                                                    Number of       Amount of
                                                     Options         Premium

                                                  --------------   -------------
                                                  --------------   -------------
     Covered Call Options:

        Options outstanding at December 31, 2002            0      $        0
        Options written                                   (84)         18,239
        Options exercised                                  84         (18,239)
                                                  --------------   -------------
                                                  --------------   -------------
        Options outstanding at December 31, 2003            0               0


8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2003, and therefore no dividend received deduction is available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim MFS (R) Small-Cap Growth Portfolio

COMMON STOCK

AGRICULTURE --- 0.47%

     39,400 Delta & Pine Land Co                                       1,000,760
                                                                      $1,000,760

AIR FREIGHT --- 0.62%
      8,100 CH Robinson Worldwide Inc                                    307,071
     11,700 Forward Air Corp*                                            321,750
     25,700 JB Hunt Transport Services Inc*                              694,157
                                                                      $1,322,978

AIRLINES --- 0.64%

     10,500 AirTran Holdings Inc*                                        124,950
     15,300 Alaska Air Group Inc*                                        417,537
     11,800 Atlantic Coast Airlines Holdings Inc*                        116,820
      9,000 Frontier Airlines Inc*                                       128,340
     26,100 Mesa Air Group Inc*                                          326,772
     13,200 SkyWest Inc                                                  239,184
                                                                      $1,353,603

BANKS --- 1.19%

     12,900 East West Bancorp Inc                                        692,472
      2,500 Glacier Bancorp Inc                                           81,000
      1,500 Nara Bancorp Inc                                              40,950
     32,300 UCBH Holdings Inc                                          1,258,731
     10,000 Wintrust Financial Corp                                      451,000
                                                                      $2,524,153

BIOTECHNOLOGY --- 2.26%

     23,700 IDEXX Laboratories Inc*                                    1,096,836
     96,500 Nektar Therapeutics*                                       1,313,365
      8,000 Neurochem Inc*                                               188,728
     54,500 Telik Inc*                                                 1,254,045
     23,400 Vasogen Inc*                                                 175,266
     19,100 Vertex Pharmaceuticals Inc*                                  195,393
     92,400 XOMA Ltd*                                                    609,840
                                                                      $4,833,473

BROADCAST/MEDIA --- 3.29%

      9,900 AudioCodes Ltd*                                              103,356
     29,700 Citadel Broadcasting Co*                                     664,389
     38,900 Cox Radio Inc*                                               981,447
     14,704 Cumulus Media Inc Class A*                                   323,488
     19,400 Emmis Communications Corp*                                   524,770
     27,700 Entercom Communications Corp*                              1,466,992
      5,000 Hearst-Argyle Television Inc                                 137,800
     40,700 Lin TV Corp*                                               1,050,467
      3,900 LodgeNet Entertainment Corp*                                  71,292
     23,600 Saga Communications Inc Class A*                             437,308
    116,000 Sonus Networks Inc*                                          876,960
     38,200 Spanish Broadcasting System Inc*                             401,100
                                                                      $7,039,369

BUILDING MATERIALS --- 0.07%
      2,900 Florida Rock Industries Inc                                  159,065
                                                                        $159,065

CHEMICALS --- 0.81%

     23,800 Cell Genesys Inc*                                            307,972
     15,400 Georgia Gulf Corp                                            444,752
     14,400 ICOS Corp*                                                   594,432
      8,500 Ligand Pharmaceuticals Inc Class B*                          124,865
     74,500 Pharmos Corp*                                                260,750
                                                                      $1,732,771

COMMUNICATIONS - EQUIPMENT --- 3.58%
     71,000 ADTRAN Inc                                                 2,201,000
     20,600 Advanced Fibre Communications*                               415,090
    189,000 Andrew Corp*                                               2,175,390
     24,000 Aspect Communications Corp*                                  378,240
    158,700 Earthlink Inc*                                             1,587,000
     78,000 Harmonic Inc*                                                565,500
    103,000 Pemstar Inc*                                                 338,870
                                                                      $7,661,090

COMPUTER HARDWARE & SYSTEMS --- 3.09%
     44,500 Akamai Technologies Inc*                                     478,375
     34,200 Avid Technology Inc*                                       1,641,600
     31,300 Cognos Inc*                                                  958,406
     64,400 Dot Hill Systems Corp*                                       975,660
     45,400 Lexar Media Inc*                                             791,322
     26,600 McDATA Corp Class A*                                         253,498
     52,400 McDATA Corp Class B*                                         499,372
     49,800 Secure Computing Corp*                                       891,918
     14,200 Sigma Designs Inc*                                           106,926
                                                                      $6,597,077

COMPUTER SOFTWARE & SERVICES --- 14.99%
     44,400 ANSYS Inc*                                                 1,762,680
     42,900 ATI Technologies Inc*                                        648,648
      2,500 Altiris Inc*                                                  91,200
     17,800 Ascential Software Corp*                                     461,554
     72,000 Autobytel Inc*                                               653,760
    513,900 Corvis Corp*                                                 873,630
     14,400 Digital Insight Corp*                                        358,560
     44,600 E Piphany Inc*                                               321,566
     80,700 F5 Networks Inc*                                           2,025,570
     22,500 GSI Commerce Inc*                                            219,623
    159,200 Harris Interactive Inc*                                    1,321,360
     13,500 Hyperion Solutions Corp*                                     406,890
     26,710 InterVideo Inc*                                              313,843
      6,000 Kintera Inc*                                                  74,400
     58,650 Kronos Inc*                                                2,323,127
      2,500 MICROS Systems Inc*                                          108,400
    107,500 MPS Group Inc*                                             1,005,125
     47,400 Magma Design Automation Inc*                               1,106,316
     99,300 Manhattan Associates Inc*                                  2,744,652
     72,200 Mentor Graphics Corp*                                      1,049,788
      9,000 MicroStrategy Inc*                                           472,320
    107,800 Mindspeed Technologies Inc*                                  738,430
     55,300 NetScreen Technologies Inc*                                1,368,675
    106,770 Network Associates Inc*                                    1,605,821
    132,100 Open Text Corp*                                            2,532,357
     24,500 Openwave Systems Inc*                                        269,500
     16,900 Opsware Inc*                                                 125,060
     24,183 PalmSource Inc*                                              526,948
     93,880 Portal Software Inc*                                         631,812
     25,100 Priceline.Com Inc*                                           449,290
     59,300 Progress Software Corp*                                    1,213,278
     11,400 RADWARE Ltd*                                                 310,650
     62,900 SERENA Software Inc*                                       1,154,215
     10,700 SS&C Technologies Inc                                        299,065
     16,300 SafeNet Inc*                                                 501,551
     17,900 Verisity Ltd*                                                228,225
     55,900 Vignette Corp*                                               126,893
     87,800 eCollege.com*                                              1,620,788
                                                                     $32,045,570

DISTRIBUTORS --- 0.57%

     27,700 Ingram Micro Inc*                                            440,430
     21,300 Performance Food Group Co*                                   770,421
                                                                      $1,210,851

ELECTRONIC INSTRUMENT & EQUIP --- 6.26%
     22,000 AO Smith Corp                                                771,100
     25,400 Amphenol Corp*                                             1,623,822
     14,600 Arrow Electronics Inc*                                       337,844
     14,800 Benchmark Electronics Inc*                                   515,188
     24,700 CTS Corp                                                     284,050
      6,400 Ceradyne Inc*                                                217,984
     31,200 Cirrus Logic Inc*                                            239,304
     26,300 Cognex Corp                                                  742,712
     70,700 Digital River Inc*                                         1,562,470
     12,100 Excel Technology Inc*                                        397,606
     34,600 Genus Inc*                                                   207,600
     26,100 KEMET Corp*                                                  357,309
     15,700 Molecular Devices Corp*                                      298,143
     12,800 Orbotech Ltd*                                                306,176
     17,600 Photon Dynamics Inc*                                         708,224
     12,000 Planar Systems Inc*                                          291,840
     27,700 Plexus Corp*                                                 475,609
     28,700 Silicon Laboratories Inc*                                  1,240,414
     40,800 Technitrol Inc*                                              846,192
     59,700 Thoratec Corp*                                               776,697
     51,700 Vishay Intertechnology Inc*                                1,183,930
                                                                     $13,384,214

ELECTRONICS - SEMICONDUCTOR --- 11.15%
     24,400 02Micro International Ltd*                                   546,560
     82,800 AMIS Holdings Inc*                                         1,513,584
     15,400 ASM International NV*                                        311,696
     22,200 Advanced Energy Industries Inc*                              578,310
     55,300 Applied Micro Circuits Corp*                                 330,694
     32,400 Axcelis Technologies Inc*                                    331,128
     30,600 Brooks Automation Inc*                                       739,602
     32,100 Cymer Inc*                                                 1,482,699
     85,900 Cypress Semiconductor Corp*                                1,834,824
     68,500 DSP Group Inc*                                             1,706,335
     15,800 Exar Corp*                                                   269,864
     15,000 Genesis Microchip Inc*                                       270,600
     53,550 GlobespanVirata Inc*                                         314,874
     22,600 Integrated Circuit Systems Inc*                              643,874
     52,300 Integrated Device Technology Inc*                            897,991
     74,200 Kopin Corp*                                                  497,882
     26,300 Lam Research Corp*                                           849,490
     30,300 MKS Instruments Inc*                                         878,700
    102,400 Micrel Inc*                                                1,595,392
     33,530 NPTest Holding Corp*                                         370,171
      3,810 OmniVision Technologies Inc*                                 210,503
     88,800 PMC-Sierra Inc*                                            1,789,320
     25,900 RF Micro Devices Inc*                                        260,295
     11,300 Semtech Corp*                                                256,849
     14,900 Sigmatel Inc*                                                367,732
     57,900 Skyworks Solutions Inc*                                      503,730
     14,700 Tessera Technologies Inc*                                    276,507
     75,800 Three-Five Systems Inc*                                      397,192
     17,500 Ultratech Inc*                                               513,975
    103,200 Vitesse Semiconductor Corp*                                  605,784
     89,400 White Electronic Designs Corp*                               786,720
    428,300 Zarlink Semiconductor Inc*                                 1,447,654
     26,200 Zoran Corp*                                                  455,618
                                                                     $23,836,149

ENGINEERING & CONSTRUCTION --- 1.00%
    128,210 American Superconductor Corp*                              1,776,991
     26,000 Shaw Group Inc*                                              354,120
                                                                      $2,131,111

FINANCIAL SERVICES --- 2.29%
     49,600 DiamondCluster International Inc*                            505,920
    124,360 Digitas Inc*                                               1,159,035
     22,040 First Marblehead Corp*                                       482,235
      6,700 Independence Community Bank Corp                             240,999
     28,000 Investors Financial Services Corp                          1,075,480
     10,600 Nelnet Inc*                                                  237,440
     28,900 SWS Group Inc                                                514,420
     29,000 Waddell & Reed Financial Class A                             680,340
                                                                      $4,895,869

HEALTH CARE RELATED --- 6.18%
     32,770 Antigenics Inc*                                              370,956
     57,400 Apria Healthcare Group Inc*                                1,634,178
     77,900 CTI Molecular Imaging Inc*                                 1,317,289
     92,400 Caremark Rx Inc*                                           2,340,492
     56,800 Conceptus Inc*                                               603,216
     72,800 Cryolife Inc*                                                420,784
     54,000 Cyberonics Inc*                                            1,728,540
     27,200 LCA-Vision Inc*                                              575,824
     24,750 Odyssey Healthcare Inc*                                      724,185
     39,300 Option Care Inc*                                             419,724
     20,000 Pharmaceutical Product Development Inc*
539,400

     70,100 STAAR Surgical Co*                                           789,326
     38,600 Select Medical Corp                                          628,408
     59,600 Serologicals Corp*                                         1,108,560
                                                                     $13,200,882

HOTELS/MOTELS --- 0.46%

     97,000 Prime Hospitality Corp*                                      989,400
                                                                        $989,400

HOUSEHOLD GOODS --- 0.09%
     42,600 Restoration Hardware Inc*                                    202,350
                                                                        $202,350

INSURANCE RELATED --- 0.28%
     61,000 American Equity Investment Life Holding Co                   608,170
                                                                        $608,170

INVESTMENT BANK/BROKERAGE FIRM --- 1.26%
      8,800 First Albany Co Inc                                          123,552
     28,400 Jefferies Group Inc                                          937,768
     59,600 Knight Trading Group Inc*                                    872,544
     13,000 Raymond James Financial Inc                                  490,100
      5,300 SoundView Technology Group Inc*                               82,097
      8,300 WP Stewart & Co Ltd                                          178,699
                                                                      $2,684,760

LEISURE & ENTERTAINMENT --- 0.27%
     21,700 WMS Industries Inc*                                          568,540
                                                                        $568,540

MANUFACTURING --- 1.13%

     18,500 Applied Films Corp*                                          610,870
    104,539 Billabong International Ltd                                  561,407
     27,900 GSI Lumonics Inc*                                            328,383
     18,200 Mettler-Toledo International Inc*                            768,222
     11,700 NN Inc                                                       147,303
                                                                      $2,416,185

MEDICAL PRODUCTS --- 1.63%
      7,000 Aspect Medical Systems Inc*                                   79,870
     45,800 Bruker BioSciences Corp*                                     208,390
     86,500 Cytyc Corp*                                                1,190,240
     37,000 Hologic Inc*                                                 641,210
     35,500 OraSure Technologies Inc*                                    282,580
     27,600 Therasense Inc*                                              560,280
     25,100 Viasys Healthcare Inc*                                       517,060
                                                                      $3,479,630

MISCELLANEOUS --- 1.15%

     20,100 Dade Behring Holdings Inc*                                   718,374
     12,900 Fisher Scientific International Inc*                         533,673
     62,800 Perot Systems Corp Class A*                                  846,544
     44,600 Quantum Fuel Systems Technologies Worldwide Inc*             358,584
                                                                      $2,457,175

OIL & GAS --- 1.58%
     13,000 National-Oilwell Inc*                                        290,680
     27,400 Newfield Exploration Co*                                   1,220,396
     44,800 Pride International Inc*                                     835,072
     44,600 Rowan Cos Inc*                                             1,033,382
                                                                      $3,379,530

PHARMACEUTICALS --- 3.37%

     17,000 AtheroGenics Inc*                                            254,150
     18,990 Bradley Pharmaceuticals Inc*                                 482,916
     21,700 CV Therapeutics Inc*                                         318,122
     32,200 Connetics Corp*                                              584,752
     15,000 ILEX Oncology Inc*                                           318,750
     68,900 Inspire Pharmaceuticals Inc*                                 975,624
     28,200 Introgen Therapeutics Inc*                                   238,572
      5,700 MGI Pharma Inc*                                              234,555
     20,300 Medicis Pharmaceutical Corp Class A                        1,447,390
     22,000 Neurocrine Biosciences Inc*                                1,199,880
      4,500 Tanox Inc*                                                    66,825
     46,800 United Therapeutics Corp*                                  1,074,060
                                                                      $7,195,596

PRINTING & PUBLISHING --- 1.08%
     16,200 Belo Corp Class A                                            459,108
     16,000 Bowne & Co Inc                                               216,960
     16,300 McClatchy Co Class A                                       1,121,440
     31,900 Playboy Enterprises Inc*                                     515,504
                                                                      $2,313,012

REAL ESTATE --- 0.85%
     21,300 American Financial Realty Trust REIT                         363,165
     63,100 Friedman Billings Ramsey Class A                           1,456,348
                                                                      $1,819,513

RESTAURANTS --- 0.69%

     11,450 Buffalo Wild Wings Inc*                                      297,128
     26,600 Cheesecake Factory Inc*                                    1,171,198
                                                                      $1,468,326

RETAIL --- 5.48%

     40,900 1-800-FLOWERS.COM Inc*                                       452,354
     31,500 A C Moore Arts & Crafts Inc*                                 606,690
     35,100 Big Lots Inc*                                                498,771
    156,400 Charming Shoppes Inc*                                        844,560
     21,400 Chicos FAS Inc*                                              790,730
     10,800 Christopher & Banks Corp                                     210,924
     18,000 Hot Topic Inc*                                               530,280
     25,100 O'Reilly Automotive Inc*                                     962,836
     53,700 PETCO*                                                     1,635,165
     35,800 Pacific Sunwear of California Inc*                           756,096
     93,900 Petsmart Inc                                               2,234,820
     33,500 Pier 1 Imports Inc                                           732,310
     19,300 Select Comfort Corp*                                         477,868
     32,300 Tuesday Morning Corp*                                        977,075
                                                                     $11,710,479

SAVINGS & LOANS --- 0.59%
     25,900 BankUnited Financial Corp*                                   667,961
      5,290 Franklin Bank Corp*                                          100,510
     16,800 Harbor Florida Bancshares Inc                                499,128
                                                                      $1,267,599

SHOES --- 0.85%

     26,500 Reebok International Ltd                                   1,041,980
     38,400 Wolverine World Wide Inc                                     782,592
                                                                      $1,824,572

SPECIALIZED SERVICES --- 11.66%
     42,200 Advisory Board Co*                                         1,473,202
     27,400 Alliance Data Systems Corp*                                  758,432
     17,400 Bright Horizons Family Solutions Inc*                        730,800
     16,900 CDI Corp                                                     553,475
     56,700 Career Education Corp*                                     2,271,969
     16,270 Charles River Associates Inc*                                520,473
     36,120 CoStar Group Inc*                                          1,505,482
      9,500 Corinthian Colleges Inc*                                     527,820
     31,000 Corporate Executive Board Co*                              1,446,770
     43,400 Education Management Corp*                                 1,347,136
     35,300 Getty Images Inc*                                          1,769,589
     37,800 Global Payments Inc                                        1,781,136
     26,900 ITT Educational Services Inc*                              1,263,493
     88,100 Integrated Alarm Services Group Inc*                         748,850
     15,000 Kforce Inc*                                                  140,100
      3,910 LECG Corp*                                                    89,500
     24,800 Monster Worldwide Inc*                                       544,608
     16,500 Orbitz Inc*                                                  382,800
     47,700 Regis Corp                                                 1,885,104
     25,000 Strayer Education Inc                                      2,720,750
     13,200 UTI Worldwide Inc                                            500,676
     11,900 Universal Technical Institute Inc*                           357,000
     29,600 VCA Antech Inc*                                              917,008
     67,800 aQuantive Inc*                                               694,950
                                                                     $24,931,123

TELEPHONE & TELECOMMUNICATIONS --- 0.29%
    140,700 Finisar Corp*                                                440,391
     11,800 Tekelec*                                                     183,490
                                                                        $623,881

TEXTILES --- 0.72%

     18,790 Carter's Inc*                                                478,206
      9,600 Kellwood Co                                                  393,600
     39,000 Too Inc*                                                     658,320
                                                                      $1,530,126

TOYS --- 0.35%

     28,300 Leapfrog Enterprises Inc*                                    750,799
                                                                        $750,799

TRANSPORTATION --- 2.89%

      9,270 Central Freight Lines Inc*                                   164,543
     46,000 Heartland Express Inc                                      1,112,740
     42,800 Knight Transportation Inc*                                 1,097,820
     24,300 Overnite Corp*                                               552,825
     34,960 Quality Distribution Inc*                                    683,468
     80,350 Sirva Inc*                                                 1,570,039
     51,250 Werner Enterprises Inc                                       998,863
                                                                      $6,180,298

TOTAL COMMON STOCK --- 95.13%                                       $203,330,049
(Cost $180,245,163)

SHORT-TERM INVESTMENTS

10,408,000 Federal Home Loan Bank                                    10,407,812
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 4.87%                              $10,407,812
(Cost $10,407,812)

TOTAL MAXIM MFS (R) SMALL-CAP GROWTH PORTFOLIO --- 100%             $213,737,861
(Cost $190,652,975)

Legend

* Non-income Producing Security.
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004